Revenue Recognition (Details Narrative) - ABGSILLC [Member] - Minimum [Member] - The Arena Group Holdings Inc [Member]	9 Months Ended
Sep. 30, 2023 USD ($)
Royalty expense	$ 15,000
Royalty expiration date	Dec. 31, 2029